Note 2 - Summary of Significant Accounting Policies (Detail) - Fair Value of the Company's Financial Assets Measured on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Financial Instruments	$ 326	$ 654
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration [Member]
Financial Instruments	1,621	6,202
Estimate of Fair Value, Fair Value Disclosure [Member] | Interest Rate Swap [Member]
Financial Instruments	326	654
Estimate of Fair Value, Fair Value Disclosure [Member] | Contingent Consideration [Member]
Financial Instruments	$ 1,621	$ 6,202